Condensed Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Share Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2021		$ 55	$ (50,545)	$ 4,203,064	$ (102,064)	$ 4,050,510
Balance, shares at Oct. 31, 2021		549,140
Net loss					(3,800,392)	(3,800,392)
Issuance of common stock for cash, net			40,000	20,000		60,000
Issuance of common stock for cash net, shares		500
Issuance of founders’ shares			535	8		543
Issuance of founders' shares, shares		4,000
Issuance of security interest shares to investors		$ 22		1,322,911		1,322,933
Issuance of security interest shares to investors, shares		225,000
Issuance of warrants in connection with investor financing				994,091		994,091
Issuance of restricted stock units to outside directors		$ 2		(2)
Issuance of restricted stock units to outside directors, shares		15,000
Issuance of restricted shares to executives		$ 6		(6)
Issuance of restricted stock units to executives, shares		55,000
Interest imputed on note payable for acquisition of unproved oil and gas properties				89,237		89,237
Stock-based compensation				6,202		6,202
Balance at Oct. 31, 2022		$ 85	(10,010)	6,635,505	(3,902,456)	2,723,124
Balance, shares at Oct. 31, 2022		848,640
Stock-based compensation		$ 2		896,945		896,947
Share-based compensation, shares		21,875
Net loss					(5,224,839)	(5,224,839)
Issuance of common stock for services, net				80,160		80,160
Issuance of common stock for services, shares		2,400
Issuance of common stock upon exercise of warrants, net		$ 12		1,812,623		1,812,635
Issuance of common stock upon exercise of warrants, shares		122,474
Issuance of restricted stock units under the Equity Incentive Plan		$ 4		(4)
Issuance of restricted stock units under the Equity Incentive Plan, shares		35,000
Issuance of common stock for warrants that can be exercised per the Resale S-1/A		$ 6		(6)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares		59,993
Issuance of common stock for cash, net		$ 2		371,998		372,000
Issuance of common stock for cash net, shares		20,000
Issuance of conversion shares related to the SPA		$ 25		5,164,850		5,164,875
Issuance of conversion shares related to the SPA, shares		251,946
Issuance of commitment shares related to the January 2022 SPA		$ 2		1,124,998		1,125,000
Issuance of commitment shares related to the SPA, shares		18,750
Issuance of common shares in IPO, net of underwriting discounts and offering costs		$ 10		3,342,616		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares		100,000
Issuance of pre-funded warrants				4,000		4,000
Balance at Jul. 31, 2023		$ 148	(10,010)	19,433,685	(9,127,295)	10,296,528
Balance, shares at Jul. 31, 2023		1,481,078
Balance at Oct. 31, 2022		$ 85	(10,010)	6,635,505	(3,902,456)	2,723,124
Balance, shares at Oct. 31, 2022		848,640
Issuance of equity warrants in connection with convertible debt (Tranche #1)				332,630		332,630
Stock-based compensation		$ 1		1,044,260		1,044,261
Share-based compensation, shares		10,000
Net loss					(6,544,426)	(6,544,426)
Issuance of common stock for services, net		$ 1		366,658		366,659
Issuance of common stock for services, shares		14,275
Issuance of conversion shares related to the January 2022 SPA		$ 25		5,164,850		5,164,875
Issuance of conversion shares related to the SPA, shares		251,946
Issuance of common stock upon exercise of warrants, net		$ 12		1,812,623		1,812,635
Issuance of common stock upon exercise of warrants, shares		122,474
Issuance of restricted stock units under the Equity Incentive Plan		$ 11		(11)
Issuance of restricted stock units under the Equity Incentive Plan, shares		106,250
Issuance of common stock for cash, net		$ 2		371,998		372,000
Issuance of common stock for cash net, shares		20,000
Issuance of commitment shares related to the January 2022 SPA		$ 2		1,124,998		1,125,000
Issuance of commitment shares related to the SPA, shares		18,750
Issuance of common shares in IPO, net of underwriting discounts and offering costs		$ 10		3,342,616		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares		100,000
Issuance of pre-funded warrants				4,000		4,000
Issuance of common stock for warrants that can be exercised per the Resale S-1/A		6		(6)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares		59,993
Balance at Oct. 31, 2023		$ 155	(10,010)	20,200,121	(10,446,882)	9,743,384
Balance, shares at Oct. 31, 2023		1,552,328
Balance at Apr. 30, 2023		$ 124	(10,010)	16,754,953	(6,956,694)	9,788,373
Balance, shares at Apr. 30, 2023		1,239,961
Stock-based compensation		$ 2		785,960		785,962
Share-based compensation, shares		21,250
Net loss					(2,170,601)	(2,170,601)
Issuance of common stock for services, net				80,159		80,159
Issuance of common stock for services, shares		2,400
Issuance of common stock upon exercise of warrants, net		$ 12		1,812,623		1,812,635
Issuance of common stock upon exercise of warrants, shares		122,474
Issuance of restricted stock units under the Equity Incentive Plan		$ 4		(4)
Issuance of restricted stock units under the Equity Incentive Plan, shares		35,000
Issuance of common stock for warrants that can be exercised per the Resale S-1/A		$ 6		(6)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares		59,993
Balance at Jul. 31, 2023		$ 148	(10,010)	19,433,685	(9,127,295)	10,296,528
Balance, shares at Jul. 31, 2023		1,481,078
Balance at Oct. 31, 2023		$ 155	(10,010)	20,200,121	(10,446,882)	9,743,384
Balance, shares at Oct. 31, 2023		1,552,328
Issuance of equity warrants in connection with convertible debt (Tranche #1)				409,191		409,191
Stock-based compensation				1,150,852		1,150,852
Net loss					(7,926,554)	(7,926,554)
Issuance of common stock for services, net		$ 10		694,490		694,500
Issuance of common stock for services, shares		95,000
Issuance of conversion shares related to the January 2022 SPA		$ 82		3,323,505		3,323,587
Issuance of conversion shares related to the SPA, shares		816,681
Issuance of commitment shares in connection with the April 2024 Financings		$ 8		667,492		667,500
Issuance of commitment shares in connection with the April 2024 Financings, shares		75,000
Adjustment related to Resale S-1/A warrants	[1]	$ 3		3
Adjustment related to Resale S-1/A warrants, shares	[1]	22,590
Balance at Jul. 31, 2024		$ 252	(10,010)	26,445,654	(18,373,436)	8,062,460
Balance, shares at Jul. 31, 2024		2,516,419
Balance at Apr. 30, 2024		$ 252	(10,010)	25,949,631	(16,194,865)	9,745,008
Balance, shares at Apr. 30, 2024		2,516,419
Issuance of equity warrants in connection with convertible debt (Tranche #1)				257,701		257,701
Stock-based compensation				238,322		238,322
Share-based compensation, shares
Net loss					(2,178,571)	(2,178,571)
Balance at Jul. 31, 2024		$ 252	$ (10,010)	$ 26,445,654	$ (18,373,436)	$ 8,062,460
Balance, shares at Jul. 31, 2024		2,516,419

[1]	Amount is for an adjustment for shares recorded as not exercised but registered in accordance with their warrant agreements.